AXP(SM)
                                                                     Mutual
                                                     2000 SEMIANNUAL REPORT

(icon of) magnifying glass


American Express (R) Funds

AXP Mutual seeks to provide shareholders with a balance of growth of capital and current income.

A Beneficial Balance

A balanced portfolio isone of the building blocks of investment planning. And balance is what AXP Mutual is all about. This Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a fund that strives to provide income above that of a pure stock fund, while still providing potential for capital appreciation.


CONTENTS

From the Chairman                          3
From the Portfolio Managers                3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 24

(picture of) Arne H. Carlson
Arne H. Carlson
Chariman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,


Arne H. Carlson

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

(picture of) Brad Stone
Brad Stone
Portfolio manager

From the Portfolio Managers

Value stocks and bonds struggled for much of the past six months, tempering the performance of AXP Mutual. Still, the Fund's Class A shares generated a positive total return of 6.01% (excluding the sales charge) for the first half of the fiscal year -- October 1999 through March 2000.

The period got off to a good start, as reports of still-benign inflation and generally good corporate profits buoyed investors' spirits. The stock market responded with a solid advance in the fall that, supported by fading concerns about the Y2K computer bug and increasing excitement about the Internet, soon turned into a roaring rally. The positive momentum continued through 1999 and into the early days of January.

A STRONG FINISH

By that time, fear of potentially higher inflation and higher interest rates had resurfaced. Stocks reacted by retreating over the next several weeks. But with the characteristic resilience they've shown in recent years, stocks soon righted themselves and rebounded sharply in March.

While the Fund's stock holdings roughly followed the pattern of the market, their gains were less robust. The over-arching reason for the difference was the Fund's emphasis on value stocks, which couldn't keep pace with the high-flying Internet-related growth stocks that powered the broad market. In addition, the Fund had a substantial exposure to industrial stocks, which suffered from rising commodity prices, and financial services stocks, which weakened under the weight of rising interest rates. The Fund's energy and technology holdings, on the other hand, performed well overall.

The rising-rate trend also made life difficult at times for the bond portion of the portfolio, which included corporate, mortgage-backed and U.S. Treasury issues. (Rising rates depress bond prices.) To mitigate the effect of the rate rise, we maintained a relatively short duration among bonds. (Duration is a measure of how sensitive the bonds' prices are to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.)

We maintained an asset mix of 60% to 65% stocks, 30% to 35% bonds over the period. The only change of note consisted of lowering the exposure to financial services and industrial stocks.

As we look toward the second half of the fiscal year, we're encouraged by the healthy gain of the Fund's stock holdings in March. While it's too early to draw any firm conclusions, the upturn could be an indication of a "broadening out" in the market -- that is, better performance from a wider range of stocks, especially value issues. On the bond side, the possibility of higher interest rates probably will hang over the market for a time yet.


Kurt Winters


Brad Stone

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                      $12.62
Sept. 30, 1999                                                      $12.94
Decrease                                                            $ 0.32

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                          $0.28
From capital gains                                                   $0.80
Total distributions                                                  $1.08

Total return*                                                       +6.01%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                      $12.53
Sept. 30, 1999                                                      $12.86
Decrease                                                            $ 0.33

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                          $0.22
From capital gains                                                   $0.80
Total distributions                                                  $1.02

Total return*                                                       +5.50%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                      $12.62
Sept. 30, 1999                                                      $12.95
Decrease                                                            $ 0.33

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                          $0.29
From capital gains                                                   $0.80
Total distributions                                                  $1.09

Total return*                                                       +6.01%**

*Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The 10 Largest Holdings

                                        Percent                   Value
                                    (of net assets)      (as of March 31, 2000)
 Citigroup                                3.32%              $150,357,187
 American Intl Group                      2.56                116,070,000
 Kansas City Southern Inds                2.01                 91,186,562
 Exxon Mobil                              1.96                 88,856,349
 AT&T                                     1.84                 83,531,249
 Chevron                                  1.76                 79,958,437
 Bank of America                          1.52                 68,955,312
 MCI WorldCom                             1.28                 58,113,281
 Wells Fargo                              1.18                 53,423,437
 Motorola                                 1.18                 53,390,625

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 18.61% of net assets
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
Financial Statements

Statement of assets and liabilities
AXP Mutual

March 31, 2000 (Unaudited)

Assets
Investment in Balanced Portfolio (Note 1)                                             $4,533,041,330
                                                                                      --------------
Liabilities
Accrued distribution fee                                                                      32,912
Accrued service fee                                                                            2,982
Accrued transfer agency fee                                                                   15,431
Accrued administrative services fee                                                            3,914
Other accrued expenses                                                                       113,559
                                                                                             -------
Total liabilities                                                                            168,798
                                                                                             -------
Net assets applicable to outstanding capital stock                                    $4,532,872,532
                                                                                      ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                               $    3,594,417
Additional paid-in capital                                                             4,249,431,173
Undistributed net investment income                                                        4,562,799
Accumulated net realized gain (loss)                                                     (12,899,676)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                           288,183,819
                                                                                         -----------
Total -- representing net assets applicable to outstanding capital stock              $4,532,872,532
                                                                                      ==============
Net assets applicable to outstanding shares:             Class A                      $2,983,221,920
                                                         Class B                      $  459,998,844
                                                         Class Y                      $1,089,651,768
Net asset value per share of outstanding capital stock:  Class A shares  236,384,063  $        12.62
                                                         Class B shares   36,722,360  $        12.53
                                                         Class Y shares   86,335,290  $        12.62
                                                                          ----------  --------------

See accompanying notes to financial statements.

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
Statement of operations
AXP Mutual

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 24,795,595
Interest                                                                     58,174,656
   Less foreign taxes withheld                                                  (21,450)
                                                                                -------
Total income                                                                 82,948,801
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Balanced Portfolio                                   11,260,290
Distribution fee
   Class A                                                                    3,834,829
   Class B                                                                    2,341,006
Transfer agency fee                                                           2,751,588
Incremental transfer agency fee
   Class A                                                                      154,213
   Class B                                                                       59,213
Service fee-- Class Y                                                           563,285
Administrative services fees and expenses                                       746,039
Compensation of board members                                                     6,292
Printing and postage                                                             48,494
Registration fees                                                                25,095
Audit fees                                                                        5,125
Other                                                                             6,676
                                                                                  -----
Total expenses                                                               21,802,145
   Earnings credits on cash balances (Note 2)                                  (126,804)
                                                                               --------
Total net expenses                                                           21,675,341
                                                                             ----------
Investment income (loss) -- net                                              61,273,460
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     28,074,560
   Financial futures contracts                                                8,536,820
   Foreign currency transactions                                                 58,647
   Options contracts written                                                  1,591,275
                                                                              ---------
Net realized gain (loss) on investments                                      38,261,302
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       165,718,529
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       203,979,831
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $265,253,291
                                                                           ============

See accompanying notes to financial statements.

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
Statements of changes in net assets
AXP Mutual

                                                                      March 31, 2000   Sept. 30, 1999
                                                                     Six months ended    Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss)-- net                                       $   61,273,460   $  132,955,538
Net realized gain (loss) on investments                                  38,261,302      275,155,428
Net change in unrealized appreciation (depreciation) on investments
 and on translation of assets and liabilities in foreign currencies     165,718,529      151,627,239
                                                                        -----------      -----------
Net  increase  (decrease)  in net assets  resulting  from  operations   265,253,291      559,738,205
                                                                        -----------      -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (39,617,585)     (85,884,466)
      Class B                                                            (4,062,909)      (8,498,742)
      Class Y                                                           (15,752,250)     (36,023,973)
   Net realized gain
      Class A                                                          (211,728,080)    (339,669,342)
      Class B                                                           (32,551,037)     (42,241,506)
      Class Y                                                           (80,724,160)    (149,459,194)
                                                                        -----------     ------------
Total distributions                                                    (384,436,021)    (661,777,223)
                                                                       ------------     ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                               91,943,076      232,550,724
   Class B shares                                                        54,919,002      140,100,650
   Class Y shares                                                       167,022,292      256,437,748
Reinvestment of distributions at net asset value
   Class A shares                                                       224,352,785      377,479,648
   Class B shares                                                        35,936,901       49,757,221
   Class Y shares                                                        96,476,410      185,483,167
Payments for redemptions
   Class A shares                                                      (358,796,166)    (493,616,208)
   Class B shares (Note 2)                                              (77,654,708)     (78,008,197)
   Class Y shares                                                      (287,146,861)    (612,808,155)
                                                                       ------------     ------------
Increase (decrease) in net assets from capital share transactions       (52,947,269)      57,376,598
                                                                        -----------       ----------
Total increase (decrease) in net assets                                (172,129,999)     (44,662,420)
Net assets at beginning of period                                     4,705,002,531    4,749,664,951
                                                                      -------------    -------------
Net assets at end of period                                          $4,532,872,532   $4,705,002,531
                                                                     ==============   ==============
Undistributed net investment income                                  $    4,562,799   $    2,722,083
                                                                     --------------   --------------


See accompanying notes to financial statements.

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Notes to Financial Statements

AXP Mutual
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Balanced Portfolio
The Fund invests all of its assets in Balanced Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in a combination of common stocks and senior securities (debt obligations and preferred stocks).

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2000 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,605,047 for Class A and $291,033 for Class B for the six months ended March 31, 2000.

During the six months ended March 31, 2000, the Fund's transfer agency fees were reduced by $126,804 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended March 31, 2000
                                         Class A        Class B        Class Y
Sold                                    7,247,065      4,344,268     12,914,482
Issued for reinvested distributions    18,010,569      2,908,687      7,753,173
Redeemed                              (28,467,037)    (6,246,664)   (22,754,549)
                                      -----------     ----------    -----------
Net increase (decrease)                (3,209,403)     1,006,291     (2,086,894)

                                               Year ended Sept. 30, 1999
                                         Class A        Class B        Class Y
Sold                                   17,205,572     10,426,243     18,943,044
Issued for reinvested distributions    29,201,918      3,876,603     14,350,544
Redeemed                              (36,422,930)    (5,801,641)   (45,585,649)
                                      -----------     ----------    -----------
Net increase (decrease)                 9,984,560      8,501,205    (12,292,061)


4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2000.

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluting the Fund's results.


Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                         Class A

                                                       2000b     1999      1998       1997       1996

Net asset value, beginning of period                 $12.94    $13.29    $15.32     $13.51     $12.69

Income from investment operations:
Net investment income (loss)                            .17       .37       .48        .57        .54

Net gains (losses) (both realized and unrealized)       .59      1.15      (.36)      2.61        .93

Total from investment operations                        .76      1.52       .12       3.18       1.47

Less distributions:
Dividends from net investment income                   (.17)     (.36)     (.48)      (.53)      (.52)

Distributions from realized gains                      (.91)    (1.51)    (1.67)      (.84)      (.13)

Total distributions                                   (1.08)    (1.87)    (2.15)     (1.37)      (.65)

Net asset value, end of period                       $12.62    $12.94    $13.29     $15.32     $13.51

Ratios/supplemental data
Net assets, end of period (in millions)              $2,983    $3,101    $3,051     $3,251     $2,770

Ratio of expenses to average daily net assetsc         .90%d     .83%      .80%       .83%       .87%

Ratio of net investment income (loss)
to average daily net assets                           2.66%d    2.68%     3.35%      4.00%      4.01%

Portfolio turnover rate
(excluding short-term securities)                       58%      134%       98%        49%        45%

Total returne                                         6.01%    11.72%      .70%     24.88%     11.84%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                     Class B                                    Class Y

                                      2000b   1999    1998    1997    1996        2000b   1999    1998    1997    1996

Net asset value,
beginning of period                 $12.86  $13.21  $15.25  $13.47  $12.66      $12.95  $13.29  $15.32  $13.51  $12.69

Income from investment operations:
Net investment
income (loss)                          .12     .27     .38     .46     .45         .19     .38     .49     .59     .56

Net gains (losses) (both
realized and unrealized)               .57    1.15    (.37)   2.59     .93         .57    1.16    (.36)   2.61     .93

Total from investment
operations                             .69    1.42     .01    3.05    1.38         .76    1.54     .13    3.20    1.49

Less distributions:
Dividends from net
investment income                     (.11)   (.26)   (.38)   (.43)   (.44)       (.18)   (.37)   (.49)   (.55)   (.54)

Distributions from
realized gains                        (.91)  (1.51)  (1.67)   (.84)   (.13)       (.91)  (1.51)  (1.67)   (.84)   (.13)

Total distributions                  (1.02)  (1.77)  (2.05)  (1.27)   (.57)      (1.09)  (1.88)  (2.16)  (1.39)   (.67)

Net asset value,
end of period                       $12.53  $12.86  $13.21  $15.25  $13.47      $12.62  $12.95  $13.29  $15.32  $13.51

Ratios/supplemental data
Net assets, end of period
(in millions)                         $460    $459    $360    $264    $133      $1,090  $1,145  $1,339  $1,337  $1,114

Ratio of expenses to
average daily net assetsc            1.66%d  1.53%   1.56%   1.59%   1.64%        .74%d   .73%    .73%    .70%    .70%

Ratio of net investment
income (loss) to average
daily net assets                     1.90%d  1.98%   2.58%   3.28%   3.32%       2.82%d  2.79%   3.42%   4.13%   4.18%

Portfolio turnover rate
(excluding short-term
securities)                            58%    134%     98%     49%     45%         58%    134%     98%     49%     45%

Total returne                        5.50%  10.93%   (.07%) 23.93%  10.99%       6.01%  11.90%    .77%  25.04%  12.02%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

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
Financial Statements

Statement of assets and liabilities
Balanced Portfolio

March 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $4,752,343,833)                                      $5,053,342,729
Cash in bank on demand deposit                                                  818,788
Dividends and accrued interest receivable                                    20,778,898
Receivable for investment securities sold                                    60,588,937
U.S. government securities held as collateral (Note 6)                       86,610,277
                                                                             ----------
Total assets                                                              5,222,139,629
                                                                          -------------
Liabilities
Payable for investment securities purchased                                 380,010,133
Payable upon return of securities loaned (Note 6)                           307,795,277
Accrued investment management services fee                                       60,450
Other accrued expenses                                                           40,215
                                                                                 ------
Total liabilities                                                           687,906,075
                                                                            -----------
Net assets                                                               $4,534,233,554
                                                                         ==============

See accompanying notes to financial statements.

Statement of operations
Balanced Portfolio

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 24,802,126
Interest                                                                     58,214,532
   Less foreign taxes withheld                                                  (21,455)
                                                                                -------
Total income                                                                 82,995,203
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,054,259
Compensation of board members                                                     8,965
Custodian fees                                                                  153,999
Audit fees                                                                       15,375
Other                                                                            32,436
                                                                                 ------
Total expenses                                                               11,265,034
   Earnings credits on cash balances (Note 2)                                    (1,777)
                                                                                 ------
Total net expenses                                                           11,263,257
                                                                             ----------
Investment income (loss) -- net                                              71,731,946
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            28,078,635
   Financial futures contracts                                                8,539,065
   Foreign currency transactions                                                 58,659
   Options contracts written (Note 4)                                         1,591,694
                                                                              ---------
Net realized gain (loss) on investments                                      38,268,053
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       165,762,466
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       204,030,519
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $275,762,465
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
Balanced Portfolio

                                                                      March 31, 2000   Sept. 30, 1999
                                                                     Six months ended    Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $   71,731,946   $  152,546,500
Net realized gain (loss) on investments                                  38,268,053      275,222,886
Net change in unrealized appreciation (depreciation) on investments
   and on translations of assets and liabilities in foreign currencies  165,762,466      151,665,578
                                                                        -----------      -----------
Net increase (decrease) in net assets resulting from operations         275,762,465      579,434,964
Net contributions (withdrawals) from partners                          (447,942,347)    (624,252,082)
                                                                       ------------     ------------
Total increase (decrease) in net assets                                (172,179,882)     (44,817,118)
Net assets at beginning of period                                     4,706,413,436    4,751,230,554
                                                                      -------------    -------------
Net assets at end of period                                          $4,534,233,554   $4,706,413,436
                                                                     ==============   ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Balanced Portfolio
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing primarily in a combination of common stocks and senior securities (preferred stocks and debt obligations). The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of March 31, 2000, the Portfolio had entered into outstanding when-issued or forward-commitments of $376,972,929.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Mutual to the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $328,786 for the six months ended March 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2000, the Portfolio's custodian fees were reduced by $1,777 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,734,044,986 and $3,115,145,573, respectively, for the six months ended March 31, 2000. For the same period, the portfolio turnover rate was 58%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $35,141 for the six months ended March 31, 2000.

4. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                         Six months ended March 31, 2000

                                        Puts                       Calls
                                Contracts   Premium        Contracts   Premium
Balance Sept. 30, 1999              --          $--         12,500   $1,822,960
Opened                             260      161,460            260      206,149
Closed                              --           --        (12,500)  (1,822,960)
Exercised                         (260)    (161,460)            --           --
Expired                             --           --           (260)    (206,149)
                                   ---         ----           ----     --------
Balance March 31, 2000              --          $--             --          $--

See "Summary of significant accounting policies."

5. INTEREST RATE FUTURES CONTRACTS
As of March 31, 2000, investments in securities included securities valued at $31,531,839 that were pledged as collateral to cover initial margin deposits on 700 open purchase contracts and 8,467 open sale contracts. The market value of the open purchase contracts as of March 31, 2000 was $64,356,250 with a net unrealized gain of $423,762. The market value of the open sale contracts as of March 31, 2000 was $830,693,920 with a net unrealized loss of $14,416,808. See "Summary of significant accounting policies".

6. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2000, securities valued at $299,071,581 were on loan to brokers. For collateral, the Portfolio received $221,185,000 in cash and U.S. government securities valued at $86,610,277. Income from securities lending amounted to $739,905 for the six months ended March 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Balanced Portfolio
March 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (64.8%)
Issuer                                                       Shares           Value(a)

Aerospace & defense (1.6%)
Honeywell Intl                                               800,000        $42,150,000
Rockwell Intl                                                675,000         28,223,438
Total                                                                        70,373,438

Airlines (0.4%)
AMR                                                          625,000(b)      19,921,875

Automotive & related (2.3%)
Delphi Automotive Systems                                  1,508,916         24,142,656
Ford Motor                                                   515,000         23,657,813
General Motors                                               275,000         22,773,438
TRW                                                          577,000         33,754,499
Total                                                                       104,328,406

Banks and savings & loans (6.5%)
Bank of America                                            1,315,000         68,955,312
Bank of New York                                           1,105,000         45,926,563
Chase Manhattan                                              480,000         41,850,000
FleetBoston Financial                                      1,035,000         37,777,500
Mellon Financial                                           1,110,000         32,745,000
SLM Holding                                                  400,000         13,325,000
Wells Fargo                                                1,305,000         53,423,437
Total                                                                       294,002,812

Building materials & construction (1.3%)
Fluor                                                        770,000         23,870,000
Martin Marietta Materials                                    710,450         33,746,375
Total                                                                        57,616,375

Chemicals (1.4%)
Air Products & Chemicals                                     815,000         23,176,563
Dow Chemical                                                 120,000         13,680,000
Du Pont (EI) de Nemours                                      535,000         28,288,125
Total                                                                        65,144,688

Communications equipment & services (1.2%)
Motorola                                                     375,000         53,390,625

Computers & office equipment (3.7%)
BMC Software                                                 310,000(b)      15,306,250
Compaq Computer                                              635,000         16,906,875
Electronic Data Systems                                      243,000         15,597,563
EQUANT                                                       216,800(b,c)    18,441,550
First Data                                                   330,000         14,602,500
Hewlett-Packard                                              115,000         15,244,688
NOVA                                                         565,000(b)      16,455,625
SABRE Holdings Cl A                                          246,158(b)       9,092,443
Solectron                                                    720,000(b)      28,844,999
Unisys                                                       630,000(b)      16,065,000
Total                                                                       166,557,493

Electronics (1.0%)
Natl Semiconductor                                           254,300(b)      15,416,938
Texas Instruments                                            175,000         28,000,000
Total                                                                        43,416,938

Energy (7.1%)
Chevron                                                      865,000         79,958,437
Conoco Cl B                                                1,500,000         38,437,500
ENI                                                        5,520,000(b,c,f)  27,631,092
Exxon Mobil                                                1,141,929         88,856,349
Texaco                                                       910,000         48,798,750
Tosco                                                      1,185,000         36,068,438
Total                                                                       319,750,566

Energy equipment & services (0.4%)
Halliburton                                                  470,000         19,270,000

Financial services (8.3%)
Capital One Financial                                        865,000         41,465,938
Citigroup                                                  2,535,000        150,357,187
Kansas City Southern Inds                                  1,061,080(b)      91,186,562
Morgan Stanley, Dean Witter, Discover & Co                   625,000         50,976,562
Providian Financial                                          535,000         46,344,375
Total                                                                       380,330,624

Food (0.9%)
Bestfoods                                                    325,000         15,214,063
General Mills                                                380,000         13,751,250
Sara Lee                                                     655,000         11,790,000
Total                                                                        40,755,313

Health care (2.4%)
American Home Products                                       455,000         24,399,375
Baxter Intl                                                  269,000         16,039,125
Guidant                                                      260,000(b)      15,291,250
Mylan Laboratories                                           510,000         14,025,000
Pharmacia & Upjohn                                           320,000         18,960,000
Warner-Lambert                                               205,000         19,987,500
Total                                                                       108,702,250

Industrial equipment & services (1.7%)
Illinois Tool Works                                          655,000         36,188,750
Parker-Hannifin                                            1,005,000         41,519,063
Total                                                                        77,707,813

Insurance (3.7%)
American Intl Group                                        1,060,000        116,070,000
Aon                                                          171,800          5,540,550
Marsh & McLennan                                             410,000         45,228,125
Total                                                                       166,838,675

Leisure time & entertainment (1.5%)
Disney (Walt)                                                985,000         40,754,375
Viacom Cl B                                                  511,700(b)      26,992,175
Total                                                                        67,746,550

Media (0.8%)
Adelphia Communications Cl A                                 127,000(b)       6,223,000
MediaOne Group                                               375,000(b)      30,375,000
Total                                                                        36,598,000

Multi-industry conglomerates (0.8%)
Minnesota Mining & Mfg                                       210,000         18,598,125
Tyco Intl                                                    340,000(c)      16,957,500
Total                                                                        35,555,625

Paper & packaging (0.7%)
Intl Paper                                                   770,000         32,917,500

Real estate investment trust (0.5%)
Pinnacle Holdings                                            400,000(b)      22,100,000

Retail (4.6%)
Costco Wholesale                                             732,100(b)      38,481,006
Gap                                                          925,000         46,076,562
Safeway                                                      850,000(b)      38,462,500
Target                                                       610,250         45,616,188
TJX Companies                                              1,900,000         42,156,250
Total                                                                       210,792,506

Transportation (0.5%)
Burlington Northern Santa Fe                               1,110,000         24,558,750

Utilities -- electric (2.4%)
Carolina Power & Light                                            23                746
CMS Energy                                                    85,000          1,540,625
Consolidated Edison                                          500,000         14,500,000
Dominion Resources                                           375,000         14,414,063
Duke Energy                                                  556,800         29,231,999
Edison Intl                                                  335,000          5,548,438
FPL Group                                                    170,000          7,830,625
New Century Energies                                         255,000          7,665,938
Pinnacle West Capital                                        250,000          7,046,875
Reliant Energy                                               675,000         15,820,312
Texas Utilities                                              225,000          6,679,688
Total                                                                       110,279,309

Utilities -- gas (0.6%)
Coastal                                                      595,000         27,370,000

Utilities -- telephone (8.4%)
ALLTEL                                                       132,000          8,324,250
AT&T                                                       1,485,000         83,531,249
AT&T - Liberty Media Group Cl A                              560,000(b)      33,180,000
Bell Atlantic                                                679,800         41,552,775
BellSouth                                                    825,000         38,775,000
Cable & Wireless                                             335,000(c)       6,282,907
Deutsche Telekom                                             100,000(c)       8,058,781
GTE                                                          442,000         31,382,000
Intermedia Communications                                      6,866(b)         331,714
MCI WorldCom                                               1,282,500(b)      58,113,281
SBC Communications                                           917,360         38,529,120
Telefonica de Espana ADR                                      96,000(b,c,f)   7,164,000
U S WEST Communications Group                                345,000         25,055,625
Total                                                                       380,280,702

Total common stocks
(Cost: $2,611,311,609)                                                   $2,936,306,833

Preferred stocks (0.7%)
Issuer                                                        Shares          Value(a)

Cox Communications
   7.00% Cm Cv PRIDES                                        225,500(k)     $14,319,250
Global Crossing
   6.38% Cv                                                   25,100(c,d)     2,704,525
Global TeleSystems Group
   7.25% Cm Cv                                               170,500          6,905,250
Intermedia Communications
   7.00% Cm Cv Series F                                      203,000          6,724,375

Total preferred stocks
(Cost: $30,661,176)                                                         $30,653,400


See accompanying notes to investments in securities.

Bonds (39.8%)
Issuer                                        Coupon       Principal          Value(a)
                                               rate         amount

Mortgage-backed securities (20.9%)
Collateralized Mtge Obligation Trust
      12-20-14                                 9.95%      $1,664,842         $1,722,095
Federal Home Loan Mtge Corp
      10-01-03                                 7.00        2,104,667          2,078,359
      07-01-07                                 6.50          149,943            148,521
      07-01-08                                 6.75          900,782            890,505
      06-01-09                                 5.50        2,881,588          2,707,763
      01-01-11                                 6.50       10,540,273         10,213,200
      03-01-13                                 5.50       12,243,435         11,303,566
      11-15-13                                 5.50       10,500,000          9,174,060
      11-01-14                                 7.50       50,004,985         49,997,722
      04-01-15                                 7.50       30,000,000(g)      29,962,500
      08-01-24                                 8.00        2,838,732          2,851,166
      09-01-28                                 6.00       26,377,768         24,061,536
      04-01-30                                 7.00       30,000,000(g)      28,846,875
   Trust Series Z
      10-15-23                                 6.50           30,745(j)          27,544
Federal Natl Mtge Assn
      10-01-02                                 7.50          240,379            240,208
      08-15-04                                 6.50       20,000,000         19,554,520
      02-15-05                                 7.13       80,000,000(f)      80,092,560
      01-01-09                                 5.50        4,684,267          4,363,084
      09-15-09                                 6.63      110,000,000        105,785,350
      08-01-13                                 6.00       25,528,630         24,018,469
      12-01-13                                 5.50          873,221            805,159
      01-01-14                                 5.50        6,362,363          5,866,458
      02-01-14                                 5.50        1,743,767          1,607,852
      02-01-14                                 7.50          875,662            870,461
      04-01-14                                 5.50        1,048,917            967,161
      06-01-14                                 5.50       33,382,520         30,774,680
      07-01-14                                 5.50        8,542,274          7,866,341
      09-01-14                                 5.50          950,096            874,917
      04-01-15                                 7.50       80,000,000(g)      78,600,000
      05-01-23                                 6.50        3,911,333          3,702,311
      09-01-23                                 6.50        6,115,409          5,788,601
      01-01-24                                 6.50       11,224,179         10,615,820
      06-01-24                                 9.00        2,881,200          2,979,924
      08-01-25                                 7.50        9,076,910          8,929,411
      04-01-28                                 6.00       11,573,348         10,549,801
      06-01-28                                 6.00        8,928,784(e)       8,139,122
      06-01-28                                 6.00       11,274,146         10,277,061
      06-01-28                                 7.00           21,557             20,742
      07-01-28                                 6.00       12,953,049         11,807,481
      12-01-28                                 6.50       11,055,240         10,374,679
      09-01-29                                 6.50       88,139,296         82,713,441
      04-01-30                                 7.00       30,000,000(g)      28,828,125
      04-01-30                                 8.00      210,000,000(g)     210,393,750
      04-01-30                                 8.50           30,000(g)          30,581
Total                                                                       941,423,482

U.S. government obligations (9.7%)
Resolution Funding Corp
      10-15-19                                 8.13       15,000,000         17,154,060
U.S. Treasury
      08-15-04                                 6.00       74,600,000(f)      73,634,676
      11-15-05                                 5.88        1,800,000          1,761,650
      05-15-06                                 6.88       25,000,000(f)      25,679,713
      05-15-09                                 5.50       30,000,000(f)      28,528,140
      11-15-15                                 9.88       24,000,000(f)      32,592,331
      05-15-17                                 8.75        6,400,000          8,085,440
      08-15-19                                 8.13       28,500,000(e)      34,633,345
      11-15-21                                 8.00       15,600,000         18,981,160
      02-15-23                                 7.13       12,700,000         14,205,204
      08-15-29                                 6.13       20,000,000         20,410,000
      05-15-30                                 6.25       85,000,000(f)      89,913,849
   Zero Coupon
      05-15-13                                 6.14       74,000,000(i)      32,761,946
      11-15-13                                 6.16       90,000,000(i)      38,678,310
Total                                                                       437,019,824

Automotive & related (0.7%)
Ford Motor Credit
      02-15-07                                 7.75       20,000,000         20,134,340
Lear
   Company Guaranty Series B
      05-15-09                                 8.11       15,000,000         13,697,250
Total                                                                        33,831,590

Banks and savings & loans (0.9%)
CIT Holdings LLC
   (U.S. Dollar) Company Guaranty Series B
      02-16-05                                 6.88       10,000,000(c)       9,717,030
Mellon Financial
   Sub Nts
      02-15-10                                 6.38       16,000,000         15,034,598
NationsBank
   Sub Nts
      05-15-10                                 6.60       11,825,000         11,078,766
Union Planters Capital
   Company Guaranty
      12-15-26                                 8.20        4,000,000          3,715,323
Total                                                                        39,545,717

Building materials & construction (0.2%)
Owens Corning
      08-01-18                                 7.50       12,500,000         10,764,375

Commercial finance (0.1%)
Yale University
      04-15-96                                 7.38        4,000,000          3,828,440

Communications equipment & services (0.4%)
KPNQwest
   (U.S. Dollar) Sr Nts
      06-01-09                                 8.13       15,000,000(c)      14,381,250
NTL
   Cv Sub Nts
      12-15-09                                 5.75        2,800,000(d)       2,866,500
Total                                                                        17,247,750

Electronics (0.2%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-04                                 8.25       10,000,000(c,d)     9,228,320

Energy (0.4%)
Occidental Petroleum
   Medium-term Nts Series B
      04-10-00                                 6.25        6,500,000          6,499,072
USX
      03-01-08                                 6.85       10,000,000          9,542,302
Total                                                                        16,041,374

Financial services (0.7%)
AT&T Capital
   Company Guaranty Medium-term Nts Series F
      05-15-05                                 6.60        9,000,000          8,624,214
Bat-CRAVE-800
      08-12-00                                 6.68        7,000,000(d)       6,992,692
Golden State Holdings
   Sr Nts
      08-01-03                                 7.00       10,000,000          9,369,705
Standard Credit Card Trust
   Series A
      10-07-04                                 5.95        8,550,000          8,219,457
Total                                                                        33,206,068

Health care services (0.1%)
Kaiser Permanente
      07-15-05                                 9.55        6,000,000          6,457,200

Insurance (0.9%)
Nationwide CSN Trust
      02-15-25                                 9.88       15,500,000(d)      16,706,102
New York Life Insurance
      12-15-23                                 7.50       11,500,000(d)      10,319,157
Principal Mutual
      03-01-44                                 8.00        7,150,000(d)       6,794,895
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       10,000,000          8,695,330
Total                                                                        42,515,484

Media (0.5%)
Cox Communications
      08-15-06                                 7.75        8,200,000          8,163,182
Time Warner Entertainment
   Sr Nts
      07-15-33                                 8.38       13,522,000         14,188,156
Total                                                                        22,351,338

Miscellaneous (0.1%)
DTE Burns Harbor LLC
   Sr Nts
      01-30-03                                 6.57        5,361,730(d)       5,185,115

Paper & packaging (0.2%)
Intl Paper
      11-15-12                                 5.13       13,400,000         10,288,654

Restaurants & lodging (0.2%)
MGM Grand
      02-01-05                                 6.95       10,000,000          9,298,622

Retail (0.2%)
Wal-Mart CRAVE Trust
      07-17-06                                 7.00       10,946,773(d)      10,600,855

Utilities -- electric (1.5%)
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00        5,400,000          5,352,325
Cleveland Electric Illuminating
      07-01-00                                 7.19        5,000,000          4,998,236
      07-01-04                                 7.67       10,000,000          9,851,960
CMS Energy
   Sr Nts
      07-01-03                                 8.38       20,000,000         19,336,279
Pacific Gas & Electric
   1st Mtge Series 1992D
      11-01-22                                 8.25        4,600,000          4,523,010
PSI Energy
   1st Mtge Series BBB
      07-15-09                                 8.00        8,085,000          8,172,926
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75       13,000,000(h)      12,174,214
   1st Mtge
      05-01-23                                 6.38        5,000,000          4,822,450
Total                                                                        69,231,400

Utilities -- gas (0.2%)
Ras Laffan
   (U.S. Dollar)
      03-15-14                                 8.29       10,000,000(c,d)     9,690,420

Utilities -- telephone (1.7%)
Bell Telephone of Pennsylvania
      03-15-33                                 7.38        5,000,000          4,671,216
BellSouth Capital Funding
      02-15-10                                 7.75       11,500,000         11,677,099
GTE
      11-01-21                                 8.75        5,000,000          5,553,362
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                 7.25       21,000,000         20,121,464
SBC Communications
      10-15-34                                 6.63        6,100,000          5,252,725
      07-15-43                                 7.38        7,500,000          6,983,339
U S WEST Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,000,000          7,924,849
U S WEST Communications
      09-15-05                                 6.63        7,000,000          6,732,880
Vodafone Airtouch
   Company Guaranty
      05-01-08                                 6.65        6,950,000          6,548,512
Total                                                                        75,465,446

Total bonds
(Cost: $1,827,130,167)                                                   $1,803,221,474

Short-term securities (6.2%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (3.4%)
Federal Home Loan Bank Disc Nts
      04-07-00                                 5.67%     $26,800,000        $26,768,030
      04-12-00                                 5.71        2,400,000          2,395,264
      04-14-00                                 5.70       24,400,000         24,343,252
      05-24-00                                 5.87        5,600,000          5,548,508
      05-26-00                                 5.88        5,900,000          5,841,896
Federal Home Loan Mtge Corp Disc Nts
      04-04-00                                 5.70        6,500,000          6,495,703
      04-20-00                                 5.71       12,000,000         11,959,682
      04-25-00                                 5.83        5,500,000          5,477,809
      05-25-00                                 5.89          600,000            594,289
      06-01-00                                 5.98        1,700,000          1,681,789
Federal Natl Mtge Assn Disc Nts
      04-05-00                                 5.72        4,000,000          3,996,822
      04-06-00                                 5.71       17,800,000         17,782,088
      04-11-00                                 5.69        6,900,000          6,888,024
      04-13-00                                 5.72       10,100,000         10,078,054
      04-20-00                                 5.76       15,900,000         15,846,579
      04-27-00                                 5.78        4,400,000          4,380,076
      05-25-00                                 5.90        4,100,000          4,060,973
Total                                                                       154,138,838

Commercial paper (2.8%)
Alcoa
      04-17-00                                 5.85       10,700,000         10,670,541
BBV Finance (Delaware)
      04-28-00                                 5.89       11,600,000         11,544,651
Bell Atlantic Finance Services
      04-26-00                                 5.89       20,400,000         20,313,513
Cargill Global Funding
      04-27-00                                 5.89       15,700,000(l)      15,629,866
Clorox
      04-10-00                                 5.83        1,700,000          1,697,252
      04-25-00                                 5.89       15,500,000         15,436,814
Ford Motor Credit
      04-13-00                                 5.83        4,700,000          4,689,787
Northern States Power
      04-24-00                                 5.88       10,300,000         10,259,761
Paccar Financial
      05-24-00                                 5.95        8,400,000          8,322,762
Preferred Receivables
      04-13-00                                 5.87       16,800,000(l)      16,764,448
Toyota Motor Credit
      05-16-00                                 5.98       13,800,000(l)      13,692,789
Total                                                                       129,022,184

Total short-term securities
(Cost: $283,240,881)                                                       $283,161,022

Total investments in securities
(Cost: $4,752,343,833)(m)                                                $5,053,342,729


See accompanying notes to investment in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2000, the value of foreign securities represented 2.87% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                          Notional amount

Purchase contracts
U.S. Treasury Note, June 2000, 10-year notes                $70,000,000

Sale contracts
U.S. Treasury Bonds, June 2000                              104,600,000
U.S. Treasury Note, June 2000, 5-year notes                 160,000,000
U.S. Treasury Note, June 2000, 10-year notes                582,100,000

(f) Security is partially or fully on loan. See Note 6 to the financial statements.

(g) At March 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $376,972,929.

(h) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --   American Municipal Bond Association Corporation

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(k) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) At March 31, 2000, the cost of securities for federal income tax purposes was approximately $4,789,059,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $485,849,000
Unrealized depreciation                                     (221,565,000)
                                                            ------------
Net unrealized appreciation                                 $264,284,000

                                                             PRSRT STD AUTO
                                                              U.S. POSTAGE
                                                                  PAID
                                                                AMERICAN
                                                                EXPRESS


                                                             S-6335 P (5/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP Mutual
200 AXP Financial Center
Minneapolis, MN 55474